Shareholders' equity (accumulated other comprehensive loss) (Details) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Postretirement and defined benefit pension plans [Abstract]
Unrealized prior service credit	$ 13,905	$ 15,651
Unrealized net actuarial losses	(65,818)	(68,343)
Postretirement and defined benefit pension plans, net of tax	(51,913)	(52,692)
Loss on derivatives, net of tax	(3,209)	(4,522)
Unrealized gain on marketable securities, net of tax	144	13
Currency translation adjustment	4,494	7,189
Accumulated other comprehensive loss	$ (50,484)	$ (50,012)